Postretirement plan expected to be recognized in accumulated other comprehensive income (Detail) (Other Postretirement Benefit Plans Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net prior service cost (credit)	$ (3,800)	$ (14,870)	$ (18,670)
Net loss	$ 996